OTHER OPERATING STATEMENT DATA (TABLES)	12 Months Ended
Dec. 31, 2011
Other Operating Statement Data [Abstract]
Schedule of Insurance Policy Income [Table Text Block]
Insurance policy income consisted of the following (dollars in millions):

	2011	2010	2009
Direct premiums collected	$4,214.7	$4,252.0	$4,128.1
Reinsurance assumed	87.7	99.4	476.5
Reinsurance ceded	(243.2)	(264.7)	(185.7)
Premiums collected, net of reinsurance	4,059.2	4,086.7	4,418.9
Change in unearned premiums	17.2	2.9	(2.1)
Less premiums on universal life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,693.5)	(1,730.1)	(1,668.9)
Premiums on traditional products with mortality or morbidity risk	2,382.9	2,359.5	2,747.9
Fees and surrender charges on interest-sensitive products	307.6	310.5	345.7
Insurance policy income	$2,690.5	$2,670.0	$3,093.6

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Other operating costs and expenses were as follows (dollars in millions):

	2011	2010	2009
Commission expense	$131.7	$130.9	$149.5
Salaries and wages	167.6	175.6	173.5
Other	405.2	383.8	394.5
Total other operating costs and expenses	$704.5	$690.3	$717.5

Schedule of Changes In Present Value of Future Insuance Profits [Table Text Block]
Changes in the present value of future profits were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$1,008.6	$1,175.9	$1,477.8
Amortization	(113.7)	(139.0)	(177.5)
Effect of reinsurance transactions	—	—	(24.1)
Amounts related to fair value adjustment of fixed maturities, available for sale	(197.2)	(28.3)	(100.3)
Balance, end of year	$697.7	$1,008.6	$1,175.9

Schedule of Changes in Deferred Acquisition Costs [Table Text Block]
Changes in deferred acquisition costs were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$999.6	$1,063.0	$1,123.2
Additions	216.7	231.8	217.1
Amortization	(183.7)	(186.0)	(167.8)
Effect of reinsurance transactions	—	—	(35.5)
Amounts related to fair value adjustment of fixed maturities, available for sale	(235.5)	(98.5)	(74.0)
Other adjustments	—	(10.7)	—
Balance, end of year	$797.1	$999.6	$1,063.0